Stock-Based Compensation (Details) - Schedule of summarizing employee and non-employee stock option activity - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 29, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule of Summarizing Employee and Non Employee Stock Option Activity [Abstract]
Number of Options, Beginning Balance	817,750			817,750
Weighted Average Exercise Price, Beginning Balance	$ 2
Aggregate Intrinsic Value, Beginning Balance
Number of Options, Granted		20,000	723,008
Weighted Average Exercise Price, Granted		$ 2		$ 2
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Expired/cancelled	(120,000)
Weighted Average Exercise Price, Expired/cancelled	$ 2	$ 2
Number of Options, Ending balance	697,750	20,000		817,750
Weighted Average Exercise Price, Ending balance	$ 2	$ 2
Aggregate Intrinsic Value, Ending balance
Number of Options, Exercisable	122,146	17,500		83,250
Weighted Average Exercise Price, Exercisable	$ 2	$ 2
Aggregate Intrinsic Value, Exercisable